LOANS RECEIVABLE, NET - Aging of loans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Aging of loans
Current	¥ 31,490,355	¥ 28,880,818
Total Loans receivable	¥ 31,946,604	¥ 29,373,923
Period of non accrual of finance income (in days)	60 days	60 days
0-30 days past due
Aging of loans
Total amount past due	¥ 258,759	¥ 271,957
31 to 60 days past due
Aging of loans
Total amount past due	197,490	221,148
Total amount past due
Aging of loans
Total amount past due	¥ 456,249	¥ 493,105